OTHER EXPENSES (Schedule of Other Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Doubtful debt provision	$ 438	$ 1,576	$ 1,225
Acquisition related expenses	165	0	0
Other	110	598	0
Total	$ (713)	$ (2,174)	$ (1,225)